Vessels, Port Terminals and Other Fixed Assets (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		2 Months Ended	4 Months Ended	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended			12 Months Ended	10 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 19, 2011 Navios Luz/Navios Orbiter	Jun. 15, 2012 Navios Buena Ventura	Dec. 31, 2012 Navios Buena Ventura	Jan. 28, 2011 Navios Altamira	Feb. 14, 2011 Navios Azimuth	Feb. 21, 2011 Navios Astra	May 10, 2011 Navios Astra	Mar. 26, 2012 Navios Serenity	Mar. 30, 2012 Navios Centaurus	May 14, 2012 Navios Avior	Aug. 26, 2013 Navios Galileo	Sep. 10, 2011 Navios Amitie	Sep. 17, 2013 Navios Taurus	Sep. 19, 2013 Navios Northern Star	Dec. 31, 2013 Navios Galileo, Navios Amitie, Navios Taurus and Navios Northern Star	Oct. 31, 2012 Navios Amalthia
Property Plant And Equipment [Line Items]
Disposal date				May 19, 2011	Jun. 15, 2012
Date of delivery							January 28, 2011	February 14, 2011	February 21, 2011		March 26, 2012	March 30, 2012	May 14, 2012	August 26,2013	September 10, 2013	September 17, 2013	September 19, 2013		October 2013
Year Built				Navios Luz: 2010 and Navios Orbiter: 2004	2010		2010	2011			2011	2012	2012	2006	2005	2005	2005		2006
Vessel capacity in DWT							179.165	179.169	53,468		34,690	81.472	81.355	76,596	75,395	76,596	75,395		75,318
Cash consideration received				$ 120,000	$ 67,500	$ 67,500
Cash consideration for purchase of vessel	85,699	38,357	56,059				15,427	14,021				15,645	18,210				19,657	27,795	6,655
Total consideration paid/received from acquisition/sale				130,000			55,427	55,672	22,775		26,117	37,095	39,094					67,795	17,905
Number of common units exchanged for sale of vessel				507,916
Value of common units exchanged for sale of vessel				10,000
Amount of loan used to finance purchase of vessel							40,000	40,000			26,000	21,450	20,884				36,987	40,000	11,250
Issuance of preferred shares to finance purchase of vessel								300									2,500
Release of restricted cash to finance purchase of vessel										18,850
Unamortized portion of favorable lease term									1,513
Payments of obligations under capital leases	$ 1,353	$ 1,519	$ 1,040